Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Consolidated net loss of DCT Industrial Trust Inc.	$ (28,843)	$ (43,053)	$ (21,709)
Adjustments to reconcile consolidated net loss of DCT Industrial Trust Inc. to net cash provided by operating activities:
Real estate related depreciation and amortization	128,989	115,904	111,250
Gain on dispositions of real estate interests	(12,030)	(2,091)	(1,354)
Loss on business combinations		395	10,325
Distributions of earnings from unconsolidated joint ventures	3,267	3,470	3,915
Equity in (income) loss of unconsolidated joint ventures, net	2,556	2,986	(2,698)
Impairment losses	10,160	12,328	981
Stock-based compensation	4,552	4,827	8,602
Casualty gains	(1,298)
Straight-line rent	(9,526)	(5,622)	(1,943)
Other	3,731	5,228	6,636
Changes in operating assets and liabilities:
Other receivables and other assets	(1,197)	(3,572)	(4,261)
Accounts payable, accrued expenses and other liabilities	6,605	202	5
Net cash provided by operating activities	106,966	91,002	109,749
INVESTING ACTIVITIES:
Real estate acquisitions	(200,909)	(88,120)	(14,023)
Capital expenditures and development activities	(76,035)	(58,361)	(46,914)
Refunds (payments) in deferred acquisition costs and deposits	(1,559)	(13)	143
Proceeds from dispositions of real estate investments, net	106,455	19,391	29,008
Investments in unconsolidated joint ventures	(21,991)	(34,425)	(6,425)
Distributions of investments in unconsolidated joint ventures	12,941	565	7,161
Repayment of notes receivable	169	17,862	12,353
Insurance proceeds from casualty reimbursement for capital expenditures	3,813
Other investing activities	(1,191)	4,767	1,024
Net cash used in investing activities	(178,307)	(138,334)	(17,673)
FINANCING ACTIVITIES:
Proceeds from senior unsecured revolving line of credit	260,500	283,000	8,000
Repayments of senior unsecured revolving line of credit	(311,500)	(232,000)	(8,000)
Proceeds from senior unsecured debt	400,000	210,000
Repayments of senior unsecured debt	(200,000)	(100,000)
Proceeds from mortgage debt	20,000	123,000
Principal payments on mortgage debt	(133,898)	(227,830)	(127,925)
Payments of deferred loan costs	(5,028)	(4,423)	(2,188)
Issuance of common stock	111,931	61,303	117,777
Offering costs for issuance of common stock and OP Units	(348)	(1,227)	(5,910)
Redemption of OP Units	(371)	(1,002)	(1,949)
Payments related to settlement of cash flow hedge			(3,630)
Dividends to common stockholders	(67,250)	(59,151)	(58,901)
Distributions to noncontrolling interests	(7,422)	(7,802)	(10,069)
Contributions from noncontrolling interests	231	1,674	158
Net cash provided by (used in) financing activities	66,845	45,542	(92,637)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(4,496)	(1,790)	(561)
CASH AND CASH EQUIVALENTS, beginning of period	17,330	19,120	19,681
CASH AND CASH EQUIVALENTS, end of period	12,834	17,330	19,120
Supplemental Disclosures of Cash Flow Information
Cash paid for interest, net of capitalized interest	58,461	54,532	50,366
Supplemental Disclosures of Non-Cash Activities
Retirement of fully depreciated and amortized assets, net	42,149	29,927	68,013
Assumption of mortgage notes in connection with real estate acquired	7,653	19,556	65,979
Redemptions of OP Units settled in shares of common stock	7,148	19,228	46,218
Issuance of notes receivable in connection with real estate acquisitions			1,050
Contributions of real estate from non-controlling interests	4,401	7,127
Issuance of OP Units in connection with real estate acquisition	$ 4,885